Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued professional fees	$ 354	$ 1,192
Accrued employee related costs	4,221	2,213
Accrued merchant fees		184
Accrued interest		27
Legal accrual		1,302
Other	1,699	1,093
Accrued expenses	$ 6,274	$ 6,011